Annual Total Returns - Fidelity Advisor Freedom® 2035 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2035 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(4.56%)
Annual Return 2012	13.95%
Annual Return 2013	19.95%
Annual Return 2014	5.21%
Annual Return 2015	(1.04%)
Annual Return 2016	8.11%
Annual Return 2017	21.19%
Annual Return 2018	(8.04%)
Annual Return 2019	25.45%
Annual Return 2020	16.10%